Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	$ 466,115
Ending balance	541,987	$ 466,115
Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	359,155
Ending balance	419,210	359,155
Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	105,888
Ending balance	121,248	105,888
Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,072
Ending balance	1,529	1,072
Cost
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,254,797	1,261,354
Additions	123,864	88,465
Additions - business acquisitions	66,496	2,341
Change in estimates and lease modifications	25,972	18,422
Disposals/retirements	(157,667)	(157,480)
Foreign currency translation adjustment	69,453	41,695
Ending balance	1,382,915	1,254,797
Cost | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,043,012	1,022,910
Additions	68,633	46,289
Additions - business acquisitions	65,561	2,341
Change in estimates and lease modifications	25,972	18,422
Disposals/retirements	(98,942)	(81,524)
Foreign currency translation adjustment	57,560	34,574
Ending balance	1,161,796	1,043,012
Cost | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	201,611	199,501
Additions	53,803	41,968
Additions - business acquisitions	935	0
Change in estimates and lease modifications	0	0
Disposals/retirements	(52,781)	(46,014)
Foreign currency translation adjustment	11,460	6,156
Ending balance	215,028	201,611
Cost | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	10,174	38,943
Additions	1,428	208
Additions - business acquisitions	0	0
Change in estimates and lease modifications	0	0
Disposals/retirements	(5,944)	(29,942)
Foreign currency translation adjustment	433	965
Ending balance	6,091	10,174
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(788,682)	(779,033)
Disposals/retirements	150,876	152,678
Foreign currency translation adjustment	(42,333)	(25,593)
Depreciation expense	138,240	126,615
Impairment	22,549	10,119
Ending balance	(840,928)	(788,682)
Accumulated depreciation | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(683,857)	(644,021)
Disposals/retirements	98,605	80,766
Foreign currency translation adjustment	(36,590)	(21,285)
Depreciation expense	98,195	89,198
Impairment	22,549	10,119
Ending balance	(742,586)	(683,857)
Accumulated depreciation | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(95,723)	(98,800)
Disposals/retirements	46,327	41,970
Foreign currency translation adjustment	(5,223)	(3,386)
Depreciation expense	39,161	35,507
Impairment	0	0
Ending balance	(93,780)	(95,723)
Accumulated depreciation | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(9,102)	(36,212)
Disposals/retirements	5,944	29,942
Foreign currency translation adjustment	(520)	(922)
Depreciation expense	884	1,910
Impairment	0	0
Ending balance	$ (4,562)	$ (9,102)